OPTIONS AND WARRANTS (Schedule of Activity in Warrants) (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance at beginning	29,849,761	18,025,000
Balance at beginning	$ 0.23	$ 0.24
Granted	17,180,957	31,535,475
Granted	$ 0.31	$ 0.12
Exercised	(7,110,340)	(19,710,714)
Cancelled	(1,000,000)
Cancelled
Exercised	$ 0.09	$ 0.07
Aggregate Intrinsic Value	$ 2,973,660	$ 1,956,750
Balance at end	38,920,378	29,849,761
Balance at end	$ 0.27	$ 0.23